Matthews China Small Companies Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 88.3%

	Shares	Value

INFORMATION TECHNOLOGY: 17.1%
Semiconductors & Semiconductor Equipment: 9.6%
Flat Glass Group Co., Ltd. H Shares	3,952,000	$10,599,546
StarPower Semiconductor, Ltd. A Shares	344,492	9,884,971
Silergy Corp.	155,000	9,189,471
WIN Semiconductors Corp.	577,000	5,753,379

		35,427,367

Software: 5.0%
Kingdee International Software Group Co., Ltd.	3,208,000	8,367,438
Weimob, Inc.[b,c,d]	4,278,000	5,788,663
China Youzan, Ltd.[c]	18,344,000	3,869,761
Ming Yuan Cloud Group Holdings, Ltd.[c]	86,000	321,804

		18,347,666

IT Services: 1.4%
Shanghai AtHub Co., Ltd. A Shares	456,262	5,119,857

Communications Equipment: 1.1%
Accton Technology Corp.	513,000	3,968,919

Electronic Equipment, Instruments & Components: 0.0%
China High Precision Automation Group, Ltd.[c,e]	195,000	252

Total Information Technology		62,864,061

INDUSTRIALS: 16.9%
Electrical Equipment: 3.9%
Hongfa Technology Co., Ltd. A Shares	1,149,455	7,788,162
Ginlong Technologies Co., Ltd. A Shares	367,610	6,425,640

		14,213,802

Machinery: 3.6%
Airtac International Group	317,000	7,211,386
Leader Harmonious Drive Systems Co., Ltd. A Shares[c]	466,187	5,089,273
Hefei Meiya Optoelectronic Technology, Inc. A Shares	151,600	1,073,951

		13,374,610

Marine: 3.1%
SITC International Holdings Co., Ltd.	8,328,500	11,538,824

Transportation Infrastructure: 2.3%
Hainan Meilan International Airport Co., Ltd. H Shares[c]	1,510,000	8,587,515

Commercial Services & Supplies: 2.1%
Ever Sunshine Lifestyle Services Group, Ltd.[d]	3,818,000	7,600,615

Professional Services: 1.9%
Centre Testing International Group Co., Ltd. A Shares	1,876,159	6,804,854

Total Industrials		62,120,220

HEALTH CARE: 16.3%
Health Care Equipment & Supplies: 5.6%
Peijia Medical, Ltd.[b,c,d]	2,347,000	8,248,788
China Isotope & Radiation Corp.	1,785,000	6,450,123

	Shares	Value
AK Medical Holdings, Ltd.[b,d]	1,452,000	$3,736,815
Kangji Medical Holdings, Ltd.[c]	898,500	2,261,540

		20,697,266

Biotechnology: 4.0%
Amoy Diagnostics Co., Ltd. A Shares	486,985	5,512,138
Legend Biotech Corp. ADR[c]	128,525	3,967,567
Innovent Biologics, Inc.[b,c,d]	487,000	3,631,654
InnoCare Pharma, Ltd.[b,c,d]	1,076,300	1,409,861

		14,521,220

Life Sciences Tools & Services: 1.8%
Pharmaron Beijing Co., Ltd. H Shares[b,d]	537,100	6,725,323

Pharmaceuticals: 1.7%
Asymchem Laboratories (Tianjin) Co., Ltd. A Shares	157,137	6,125,088

Health Care Providers & Services: 1.6%
Dian Diagnostics Group Co., Ltd. A Shares	1,017,852	5,968,689

Health Care Technology: 1.6%
Winning Health Technology Group Co., Ltd. A Shares	1,971,927	5,679,101

Total Health Care		59,716,687

REAL ESTATE: 11.2%
Real Estate Management & Development: 11.2%
China Overseas Property Holdings, Ltd.	12,625,000	10,396,438
KWG Group Holdings, Ltd.	5,724,000	9,858,184
Times China Holdings, Ltd.	6,231,000	8,690,210

Powerlong Commercial Management
Holdings, Ltd.[d]	2,076,000	6,987,061
Powerlong Real Estate Holdings, Ltd.	6,602,000	4,977,033

Total Real Estate		40,908,926

CONSUMER DISCRETIONARY: 10.7%
Household Durables: 3.3%
Joyoung Co., Ltd. A Shares	2,039,110	12,210,724

Specialty Retail: 2.9%
China Meidong Auto Holdings, Ltd.	2,784,000	10,725,556

Hotels, Restaurants & Leisure: 2.1%
Jiumaojiu International Holdings, Ltd.[b,c,d]	3,169,000	7,490,075

Diversified Consumer Services: 1.3%
China Yuhua Education Corp., Ltd.[b,d]	5,512,000	4,730,818

Automobiles: 1.1%
XPeng, Inc. ADR[c]	207,800	4,170,546

Total Consumer Discretionary		39,327,719

CONSUMER STAPLES: 9.7%
Food Products: 5.8%
Yantai China Pet Foods Co., Ltd. A Shares	1,419,499	9,240,051
Yihai International Holding, Ltd.	264,000	4,146,653
Sichuan Teway Food Group Co., Ltd. A Shares	424,606	4,120,619

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Matthews China Small Companies Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Kemen Noodle Manufacturing Co., Ltd. A Shares	1,249,100	$3,776,539

		21,283,862

Food & Staples Retailing: 2.2%
Jiajiayue Group Co., Ltd. A Shares	1,500,418	7,993,145

Household Products: 1.7%
Vinda International Holdings, Ltd.	1,903,000	6,269,648

Total Consumer Staples		35,546,655

MATERIALS: 4.0%

Construction Materials: 2.1%
Asia Cement China Holdings Corp.	8,567,000	7,592,841

Chemicals: 1.9%
ENN Ecological Holdings Co., Ltd. A Shares	4,154,242	6,890,956

Total Materials		14,483,797

COMMUNICATION SERVICES: 1.7%
Entertainment: 1.7%
Bilibili, Inc. ADR[c]	148,100	6,160,960

Total Communication Services		6,160,960

FINANCIALS: 0.7%
Capital Markets: 0.7%
China Renaissance Holdings, Ltd.[b,d]	983,300	2,256,775
Haitong International Securities Group, Ltd.	1,232,000	296,707

Total Financials		2,553,482

TOTAL INVESTMENTS: 88.3%		323,682,507
(Cost $266,519,673)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 11.7%		43,087,199

NET ASSETS: 100.0%		$366,769,706

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $44,018,772, which is 12.00% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $252 and 0.00% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS